Financial commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Future Minimum Commitments for (Non-)cancellable Operating Leases

At December 31, the Group has future minimum commitments for non-cancellable operating leases with terms in excess of one year as follows:

	2018	2017	2016
	(€’000)
Within 1 year	35,739	35,107	28,698
Between 1 and 5 years	147,251	136,143	118,115
After 5 years	254,826	189,298	171,313
	437,816	360,548	318,125

Summary of Contracts with Customers for Future Committed Revenue Receivable

At December 31 the Group had contracts with customers for future committed revenue receivable as follows:

	2018	2017	2016
	(€’000)
Within 1 year	380,300	327,500	296,600
Between 1 and 5 years	543,800	449,500	434,900
After 5 years	376,500	35,600	52,700
	1,300,600	812,600	784,200

Summary of Non-cancellable Energy Purchase Commitments

minimum volumes of energy at fixed prices. At December 31, the Group had entered into non-cancellable energy purchase commitments as follows:

	2018	2017	2016
	(€’000)
Within 1 year	24,032	16,480	16,330
Between 1 and 5 years	—	12,378	10,460
	24,032	28,858	26,790